Financial Instruments - Summary of Derivative Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 1,918		$ 880
Derivative financial instrument, Fair value	73		64
Net Investment Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,160		0
Derivative financial instrument, Fair value	47		0
Foreign exchange forwards related to forecasted transactions [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	381		80
Derivative financial instrument, Fair value	3		0
Equity forwards on third party shares [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	168		0
Derivative financial instrument, Fair value	7		0
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	137		147
Derivative financial instrument, Fair value	16	$ 314	23	$ 477
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	72		77
Derivative financial instrument, Fair value	20		15
2019 Mandatorily Convertible Securities and options on the Parent Company's own shares [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	0		576
Derivative financial instrument, Fair value	$ (20)		$ 26